NATURE OF OPERATIONS, BASIS OF PRESENTATION, GOING CONCERN, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jul. 31, 2022	Apr. 30, 2022	Apr. 30, 2021
Conversion option liability	$ 176,295	$ 197,508	$ 208,503
Level 1 [Member]
Conversion option liability	0	0	0
Level 2 [Member]
Conversion option liability	0	0	0
Level 3 [Member]
Conversion option liability	$ 176,295	$ 197,508	$ 208,503